Summary of Significant Accounting Policies (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023 USD ($) shares	Sep. 30, 2022 shares	Sep. 30, 2023 USD ($) shares	Sep. 30, 2022 shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives	5 years		5 years		5 years
Unrecognized tax benefits (in Dollars) | $	$ 0		$ 0
Potential shares of common stock	1,169,255	661,432	166,463,000,000	661,432	660,956	17,946
Number of operating segment			1		1
Class C Common Stock Warrant [Member]
Summary of Significant Accounting Policies [Line Items]
common stock issuable			163,457
Rollover Restricted Stock Unit Awards [Member]
Summary of Significant Accounting Policies [Line Items]
common stock issuable			3,006